(Loss)/Profit Before Tax (Details) - Schedule of (Loss)/Profit Before Tax	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Depreciation of:
- property, plant and equipment	RM 35,152,128		RM 7,284,888
- right of use assets	62,286	$ 13,555	63,710
Amortisation of intangible asset	26,719,984	$ 5,815,013	11,468,240
Directors’ remuneration	12,723
Loss on disposal of subsidiaries	305,818
Rental of premises	55,222		48,000
Rental of equipment	3,445		3,180
Interest expense of lease liabilities	5,916		1,578
And crediting:
Wavier of debts	(175,283)
Interest income	RM (829,121)		RM (221,508)